LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS, NET
Schedule of long-term investments

	As of December 31,
	2020	2021
	RMB	RMB	US$
Equity investments without readily determinable fair values	17,137	17,137	2,689
Equity method investments	116,667	79,506	12,476
Available-for-sale debt investments	1,713	1,600	251
	135,517	98,243	15,416

Schedule of equity method investments

Equity method investments:

				Increase (decrease)
				during
				the year ended
	As of December 31, 2019			December 31, 2020			As of December 31, 2020
		Share	Investments		Share	Distribution/derecognize		Share	Investments
	Cost of	equity	in equity	Cost of	equity gain	of share	Cost of	equity gain	in equity
	investments	gain (loss)	investee	investments	(loss)	equity (gain) loss	investments	(loss)	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	7,152	108,152	—	12,254	(17,723)	101,000	1,683	102,683
Shihua DC Holdings	29,068	(29,068)	—	(29,068)	—	29,068	—	—	—
Jingliang Inter Cloud	6,000	(1,928)	4,072	—	(903)	—	6,000	(2,831)	3,169
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	4,000
ZJK Energy	5,907	(1,945)	3,962	—	(803)	—	5,907	(2,748)	3,159
WiFire Entities	20,000	(20,000)	—	—	—	—	20,000	(20,000)	—
Qidi Chengxin	3,930	—	3,930	—	(274)	—	3,930	(274)	3,656
	169,905	(45,789)	124,116	(29,068)	10,274	11,345	140,837	(24,170)	116,667

				Increase (decrease)
				during
				the year ended
	As of December 31, 2020			December 31, 2021			As of December 31, 2021
		Share	Investments		Share			Share	Impairment	Investments	Investments
	Cost of	equity	in equity	Cost of	equity gain	Impairment of	Cost of	equity gain	of	in equity	in equity
	investments	gain (loss)	investee	investments	(loss)	investment	investments	(loss)	investment	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	1,683	102,683	—	(33,968)	—	101,000	(32,285)	—	68,715	10,783
Jingliang Inter Cloud	6,000	(2,831)	3,169	—	(2,182)	—	6,000	(5,013)	—	987	155
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	—	4,000	628
ZJK Energy	5,907	(2,748)	3,159	—	(1,068)	—	5,907	(3,816)	—	2,091	328
WiFire Entities	20,000	(20,000)	—	—	—	—	20,000	(20,000)	—	—	—
Qidi Chengxin	3,930	(274)	3,656	—	57	—	3,930	(217)	—	3,713	582
BJ Chaohulian	—	—	—	5,000	(1,505)	(3,495)	5,000	(1,505)	(3,495)	—	—
	140,837	(24,170)	116,667	5,000	(38,666)	(3,495)	145,837	(62,836)	(3,495)	79,506	12,476